AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 4, 2005

                                                     REGISTRATION NOS. 33-20453
                                                                       811-5166
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                --------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                                --------------

                           PRE-EFFECTIVE AMENDMENT NO.
                       POST-EFFECTIVE AMENDMENT NO. 33 |X|

                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940  |X|

                                AMENDMENT NO. 97
                        (CHECK APPROPRIATE BOX OR BOXES.)
                                --------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
       (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234
                                 --------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                 --------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001
                                 --------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:    It is proposed that this
filing will become effective: (check appropriate box)
            |X|  immediately upon filing pursuant to paragraph (b) of Rule 485.
            |_|  on              pursuant to paragraph (b)(1)(vii) of Rule 485.
            |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
            |_|  on              pursuant to paragraph (a)(1) of Rule 485.
            |_|  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
            |_|  on              pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

            |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in Separate Account under individual flexible payment variable
                                      annuity contracts
===============================================================================

                                      NOTE

This Post Effective Amendment No. 33 ("PEA") to the Form N-4 Registration Statement No. 33-20453 ("Registration Statement") of MONY Life Insurance
Company of America ("MONY America") and its Separate Account A is being filed for the purpose of including in the Registration Statement certain modifications to the incorporation by reference of the Powers of Attorney in Part C of this Registration Statement. The PEA does not amend or delete any MONY Master Prospectus or supplements to any Prospectus or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(b)  EXHIBITS

            (b)  Powers of Attorney. (1)

            (i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
            (ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
            (iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
            (iv)    Power of Attorney for Bruce W. Calvert, Director
            (v)     Power of Attorney for Henri de Castries, Director
            (vi)    Power of Attorney for Denis Duverne, Director
            (vii)   Power of Attorney for John C. Graves, Director
            (viii)  Power of Attorney for Mary R. (Nina) Henderson, Director
            (ix)    Power of Attorney for James F. Higgins, Director
            (x)     Power of Attorney for W. Edwin Jarmain, Director
            (xi)    Power of Attorney for Christina Johnson Wolff, Director
            (xii)   Power of Attorney for Scott D. Miller, Director
            (xiii)  of Attorney for Joseph H. Moglia, Director
            (xiv)   Power of Attorney for Peter J. Tobin, Director

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(1)   Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.




















                                       C-2